FAIR VALUE MEASUREMENTS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Balance at beginning of period	$ 809,000	$ 9,367,159	$ 9,367,159	$ 1,158,008
Additions	12,000	542,230	540,209	2,820,754
Settlements		(1,752,000)	(1,752,000)	(1,743,734)
Change in fair value	890,000	(7,348,389)	(7,260,514)	7,132,131
Balance at end of year	1,711,000	809,000	809,000	9,367,159
Balance at beginning of period	606,000	$ 1,504,000	1,504,000
Additions			35,000
Change in fair value	(142,000)		(933,000)
Balance at end of period	$ 464,000		$ 606,000	$ 1,504,000